Inventory (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Schedule of company's Inventory
Inventory		$ 9,445
Successor [Member]
Schedule of company's Inventory
Inventory		9,445	$ 40,170
Predecessor [Member]
Schedule of company's Inventory
Inventory			$ 40,170	$ 158,181
Inventory Valuation Reserve [Member] | Successor [Member]
Schedule of company's Inventory
Contract building		9,445
Inventory		$ 9,445
Inventory Valuation Reserve [Member] | Predecessor [Member]
Schedule of company's Inventory
Contract building				158,181
Inventory				$ 158,181